Aristotle Core Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 10.9%
Alphabet, Inc. - Class A	128,770	$22,693,137
Meta Platforms, Inc. - Class A	36,744	27,120,379
Netflix, Inc. (a)	8,418	11,272,796
		61,086,312

Consumer Discretionary - 10.4%
Amazon.com, Inc. (a)	118,857	26,076,037
General Motors Co.	122,235	6,015,184
Home Depot, Inc.	25,561	9,371,685
Marriott International Inc. - Class A	29,637	8,097,125
O'Reilly Automotive, Inc. (a)	93,089	8,390,112
		57,950,143

Consumer Staples - 4.2%
Costco Wholesale Corp.	14,502	14,356,110
Darling Ingredients, Inc. (a)	246,580	9,355,245
		23,711,355

Energy - 2.2%
Antero Resources Corp. (a)	182,002	7,331,041
Halliburton Co.	249,632	5,087,500
		12,418,541

Financials - 13.6%
Ameriprise Financial, Inc.	21,425	11,435,165
Bank of America Corp.	155,519	7,359,159
Chubb Ltd.	43,873	12,710,886
Intercontinental Exchange, Inc.	61,998	11,374,773
JPMorgan Chase & Co.	67,098	19,452,381
Visa, Inc. - Class A	37,870	13,445,743
		75,778,107

Health Care - 10.8%
Adaptive Biotechnologies Corp. (a)	489,805	5,706,228
Becton Dickinson & Co.	36,765	6,332,771
Bio-Techne Corp.	169,821	8,737,290
Boston Scientific Corp. (a)	67,058	7,202,700
Cigna Group	15,136	5,003,659
Eli Lilly & Co.	8,684	6,769,439
Guardant Health, Inc. (a)	154,166	8,022,799
Thermo Fisher Scientific, Inc.	18,145	7,357,072
Vertex Pharmaceuticals, Inc. (a)	11,736	5,224,867
		60,356,825

Industrials - 8.6%
AMETEK, Inc.	59,971	10,852,352
Chart Industries, Inc. (a)	23,596	3,885,081
General Electric Co.	22,038	5,672,361
Honeywell International, Inc.	24,639	5,737,930
Norfolk Southern Corp.	35,372	9,054,171
Trane Technologies PLC	28,838	12,614,030
		47,815,925

Information Technology - 33.0%(b)
Amphenol Corp. - Class A	66,321	6,549,199
Analog Devices, Inc.	17,615	4,192,722
Apple, Inc.	122,052	25,041,409
Applied Materials, Inc.	22,858	4,184,614
Broadcom, Inc.	81,744	22,532,734
Crowdstrike Holdings, Inc. - Class A (a)	11,552	5,883,549
Microsoft Corp.	91,840	45,682,134
NVIDIA Corp.	273,317	43,181,353
Oracle Corp.	67,590	14,777,202
ServiceNow, Inc. (a)	6,145	6,317,551
Synopsys, Inc. (a)	11,920	6,111,146
		184,453,613

Materials - 1.2%
Avery Dennison Corp.	37,626	6,602,234

Utilities - 2.6%
American Water Works Co., Inc.	53,274	7,410,946
NextEra Energy, Inc.	104,375	7,245,713
		14,656,659
TOTAL COMMON STOCKS (Cost $355,878,044)		544,829,714

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.0%	Shares	Value
Real Estate - 1.0%
Alexandria Real Estate Equities, Inc.	29,186	2,119,779
Prologis, Inc.	32,648	3,431,958
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,894,226)		5,551,737

TOTAL INVESTMENTS - 98.5% (Cost $362,772,270)		550,381,451
Money Market Deposit Account - 1.6% (c)		8,964,389
Liabilities in Excess of Other Assets - (0.1)%		(514,205)
TOTAL NET ASSETS - 100.0%		$558,831,635
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.